Parametric
Commodity Strategy Fund
March 31, 2022
Consolidated Portfolio of Investments (Unaudited)

Short-Term Investments — 97.1%
Affiliated Fund — 5.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(1)	117,352,600	$ 117,340,864
Total Affiliated Fund (identified cost $117,327,723)		$ 117,340,864

U.S. Treasury Obligations — 92.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 4/7/22	$80,000	$ 79,998,134
0.00%, 4/14/22	20,000	19,999,016
0.00%, 7/7/22	90,000	89,861,763
0.00%, 7/14/22(2)	153,000	152,733,694
0.00%, 8/11/22(2)	28,250	28,164,544
0.00%, 8/25/22	10,000	9,963,845
0.00%, 11/3/22(2)	144,000	143,124,336
0.00%, 12/1/22	19,000	18,857,539
0.00%, 12/29/22(2)	295,000	292,251,780
0.00%, 1/26/23(2)	231,000	228,403,175
0.00%, 2/23/23(2)	240,000	236,927,733
0.00%, 3/23/23	114,000	112,232,623
U.S. Treasury Inflation-Protected Note:(3)
0.125%, 4/15/22	14,447	14,502,235
0.125%, 7/15/22	46,201	47,467,579
0.125%, 1/15/23	108,132	111,912,730
U.S. Treasury Note:
0.125%, 5/31/22	10,000	9,995,714
0.125%, 6/30/22	12,000	11,986,555
0.125%, 2/28/23(2)	32,000	31,571,429
1.50%, 8/15/22	24,000	24,054,826
1.50%, 2/28/23	30,800	30,760,483
1.625%, 11/15/22	13,000	13,027,824
1.625%, 12/15/22	29,370	29,427,247
1.75%, 4/30/22	82,000	82,099,389
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note: (continued)
1.75%, 5/15/22	$25,000	$ 25,044,444
1.75%, 5/31/22	47,000	47,104,728
1.75%, 7/15/22	500	501,531
1.75%, 1/31/23	30,000	30,052,804
1.875%, 4/30/22	20,000	20,025,110
1.875%, 7/31/22	500	501,825
1.875%, 8/31/22	24,000	24,094,247
1.875%, 9/30/22	35,000	35,141,689
1.875%, 10/31/22	36,000	36,138,854
2.00%, 11/30/22	9,340	9,381,172
2.125%, 5/15/22(2)	58,650	58,778,800
2.125%, 12/31/22	20,000	20,102,308
2.25%, 4/15/22	29,000	29,021,769
Total U.S. Treasury Obligations (identified cost $2,158,450,659)		$2,155,213,474
Total Short-Term Investments (identified cost $2,275,778,382)		$2,272,554,338
Total Investments — 97.1% (identified cost $2,275,778,382)		$2,272,554,338
Other Assets, Less Liabilities — 2.9%		$ 67,087,379
Net Assets — 100.0%		$2,339,641,717
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(2)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	395	Long	5/31/22	$ 40,578,350	$ (1,581,051)
Cocoa	1,582	Long	7/14/22	42,508,340	1,116,462
Coffee	979	Long	7/19/22	83,135,456	1,440,358

Parametric
Commodity Strategy Fund
March 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Copper	696	Long	7/27/22	$ 82,745,700	$ (885,048)
Corn	2,316	Long	7/14/22	84,881,400	1,281,925
Cotton No. 2	740	Long	7/7/22	48,865,900	6,595,589
Feeder Cattle	230	Long	8/25/22	20,421,125	1,356
Gold	862	Long	6/28/22	168,434,800	9,771,081
Hard Red Winter Wheat	387	Long	7/14/22	19,925,663	(2,498,561)
Lean Hogs	836	Long	6/14/22	40,337,000	3,633,663
Live Cattle	1,552	Long	6/30/22	85,127,200	(1,770,299)
LME Copper	233	Long	4/14/22	60,419,813	3,859,075
LME Copper	274	Long	5/16/22	71,065,325	3,722,179
LME Copper	304	Long	6/13/22	78,869,000	(918,156)
LME Lead	495	Long	4/14/22	29,972,250	1,606,910
LME Lead	589	Long	5/16/22	35,663,950	3,302,735
LME Lead	725	Long	6/13/22	43,907,813	148,740
LME Nickel	431	Long	4/14/22	83,049,390	29,550,378
LME Nickel	457	Long	5/16/22	88,004,490	25,389,018
LME Nickel	466	Long	6/13/22	89,751,600	12,087,372
LME Primary Aluminum	1,497	Long	4/14/22	130,374,104	21,018,254
LME Primary Aluminum	1,649	Long	5/16/22	143,756,110	17,756,191
LME Primary Aluminum	1,797	Long	6/13/22	156,855,638	(11,372,860)
LME Tin	68	Long	4/14/22	14,878,400	1,519,120
LME Tin	75	Long	5/16/22	16,316,250	190,875
LME Tin	96	Long	6/13/22	20,704,800	(1,507,080)
LME Zinc	640	Long	4/14/22	67,400,001	10,015,188
LME Zinc	758	Long	5/16/22	79,637,375	11,523,049
LME Zinc	766	Long	6/13/22	80,209,775	3,995,950
Low Sulphur Gasoil	852	Long	6/10/22	81,983,700	530,139
Natural Gas	3,264	Long	12/28/22	197,276,160	53,620,498
NY Harbor ULSD	600	Long	5/31/22	80,662,680	(1,633,385)
Palladium	187	Long	6/28/22	42,179,720	(1,287,442)
Platinum	849	Long	7/27/22	42,271,710	(4,090,532)
RBOB Gasoline	1,267	Long	5/31/22	164,846,329	(8,438,493)
Robusta Coffee	1,006	Long	5/25/22	21,779,900	(186,678)
Silver	1,322	Long	7/27/22	166,585,220	(2,832,339)
Soybean	1,015	Long	7/14/22	81,098,500	(1,829,760)
Soybean Meal	907	Long	7/14/22	41,667,580	723,839
Soybean Oil	1,939	Long	7/14/22	79,855,776	(3,401,589)
Sugar No. 11	1,943	Long	6/30/22	42,043,411	820,749
Wheat	816	Long	7/14/22	40,881,600	(2,099,679)
White Sugar	768	Long	4/14/22	20,793,600	2,020,166
WTI Crude Oil	405	Long	5/20/22	39,900,600	(2,274,165)
LME Copper	(233)	Short	4/14/22	(60,419,812)	(3,107,638)
LME Copper	(274)	Short	5/16/22	(71,065,325)	1,054,044

Parametric
Commodity Strategy Fund
March 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
LME Lead	(495)	Short	4/14/22	$ (29,972,250)	$ (2,836,969)
LME Lead	(589)	Short	5/16/22	(35,663,951)	193,888
LME Nickel	(431)	Short	4/14/22	(83,049,390)	(23,775,684)
LME Nickel	(457)	Short	5/16/22	(88,004,490)	(10,927,602)
LME Primary Aluminum	(1,497)	Short	4/14/22	(130,374,105)	(16,171,717)
LME Primary Aluminum	(1,649)	Short	5/16/22	(143,756,109)	12,452,222
LME Tin	(68)	Short	4/14/22	(14,878,400)	(264,520)
LME Tin	(75)	Short	5/16/22	(16,316,250)	1,325,995
LME Zinc	(640)	Short	4/14/22	(67,400,000)	(9,800,000)
LME Zinc	(758)	Short	5/16/22	(79,637,375)	(3,917,912)
					$122,857,849
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
Basis for Consolidation
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2022 were $402,820,082 or 17.2% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $117,340,864, which represents 5.0% of the Fund's consolidated net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserve Fund, LLC	$163,577,173	$1,380,706,699	$(1,426,932,218)	$(23,931)	$13,141	$117,340,864	$37,737	117,352,600

Parametric
Commodity Strategy Fund
March 31, 2022
Consolidated Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$ —	$ 117,340,864	$ —	$ 117,340,864
U.S. Treasury Obligations	—	2,155,213,474	—	2,155,213,474
Total Investments	$ —	$2,272,554,338	$ —	$2,272,554,338
Futures Contracts	$ 242,267,008	$ —	$ —	$ 242,267,008
Total	$ 242,267,008	$2,272,554,338	$ —	$2,514,821,346
Liability Description
Futures Contracts	$(119,409,159)	$ —	$ —	$ (119,409,159)
Total	$(119,409,159)	$ —	$ —	$ (119,409,159)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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